Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Parenthetical) (Detail) - Share Option Schemes Excluding Savings Related Share Option Schemes - € / shares
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Compensation Expense [line items]
Weighted average share price (Euro per share)	€ 35.03	€ 42.10	€ 31.70
Exercise price of outstanding share options (Euro per share)	€ 16.19	€ 16.19	€ 16.19